Note 8 - Long-term Debt	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Long-Term Debt [Text Block]

8. Long-Term Debt

This consists of bank loans of the ship-owning companies guaranteed by Euroseas Ltd., as well as a sale and leaseback financing arrangement. Outstanding long-term debt as of December 31, 2024 and June 30, 2025 is as follows:

Borrower	December 31, 2024	June 30, 2025
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	33,750,000	31,250,000
Marcos Shipping Ltd.	10,000,000	-
Rena Shipping Ltd. / Emmanuel Shipping Ltd.	10,250,000	-
Gregos Maritime Ltd.	21,100,000	19,700,000
Terataki Shipping Ltd.	21,200,000	19,600,000
Tender Soul Shipping Ltd.	25,542,415	24,754,884
Leonidas Shipping Ltd. / Dear Panel Shipping Ltd.	21,400,000	46,150,000
Monica Shipowners Ltd. / Stephania Shipping Ltd.	43,875,000	42,750,000
Pepi Shipping Ltd.	20,145,000	19,635,000
Symeon Shipping Ltd.	-	25,540,000
	207,262,415	229,379,884
Less: Current portion	(37,308,115)	(21,248,115)
Long-term portion	169,954,300	208,131,769
Deferred charges, current portion	377,583	399,271
Deferred charges, long-term portion	1,480,914	1,611,738
Long-term debt, current portion net of deferred charges	36,930,532	20,848,844
Long-term debt, long-term portion net of deferred charges	168,473,386	206,520,031

The future annual loan repayments are as follows:

To June 30:
2026	21,248,115
2027	18,098,115
2028	33,973,115
2029	41,598,115
2030	35,273,115
Thereafter	79,189,309
Total	229,379,884

Details of the loans are discussed in Note 9 of our consolidated financial statements for the year ended December 31, 2024 included in the 2024 Annual Report.

During the six months ended June 30, 2025 there were no changes in the Company’s loans and terms other than scheduled payments of $29,882,531 and the following new financing agreements:

On December 16, 2024, the Company signed a loan agreement with Eurobank S.A. for a loan up to the lesser of $26.0 million and 65% of the vessel’s market value for the financing of the delivery instalment of M/V “Symeon P” (Hull No. 4252). The drawdown of $26.0 million took place on January 2, 2025. The loan is payable in twenty-eight consecutive quarterly instalments in the amount of $460,000, with a $13,120,000 balloon payment to be made with the last installment. The interest rate margin is 1.80% over SOFR. The loan is secured with (i) first priority mortgage over M/V "Symeon P", (ii) first assignment of earnings and insurance of M/V "Symeon P" and (iii) other covenants and guarantees similar to the remaining loans of the Company.

On January 28, 2025, the Company amended and restated the loan signed on April 18, 2024 of Leonidas Shipping Ltd. with First-Citizens Bank & Trust Company. Dear Panel Shipping Ltd. was added as an additional borrower to the existing loan and made available a second tranche of $26.0 million with the purpose to finance part of the construction cost of M/V “Dear Panel” (Hull No. 4251). The drawdown of $26.0 million took place on January 29, 2025. The second tranche is payable in 20 quarterly instalments, the first twelve of $650,000 each and the next eight of $275,000 each. A balloon instalment of $16,000,000 will be paid together with the last installment. The interest rate margin for the second tranche is 1.80% over SOFR. The loan is secured with (i) first priority mortgage over M/V "Dear Panel", (ii) first assignment of earnings and insurance of M/V "Dear Panel" and (iii) other covenants and guarantees similar to the remaining loans of the Company.

The Company’s bank loans are secured with one or more of the following:

●	first priority mortgage over the respective vessels on a joint and several basis.
●	first assignment of earnings and insurance.
●	a corporate guarantee of Euroseas Ltd.
●	a pledge of all the issued shares of each borrower.

The bank loan agreements also contain covenants such as minimum requirements regarding the security cover ratio covenant (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company’s subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts.

These cash deposits amounted to $6,926,823 and $7,175,206 as of December 31, 2024 and June 30, 2025, respectively, and are included in "Restricted cash" under "Current assets" and "Long-term assets" in the unaudited condensed consolidated balance sheets. As of June 30, 2025, the Company satisfied all its debt covenants.

Interest expense, including loan fee amortization for the six-month periods ended June 30, 2024 and 2025 amounted to $3,854,370 and $7,877,401, respectively, after capitalized interest on vessels under construction was recorded for the six-month period ended June 30, 2024 and 2025 of $2,591,847 and $115,788, respectively.